ORDINARY SHARES (Details)	1 Months Ended	12 Months Ended					0 Months Ended									12 Months Ended				0 Months Ended						12 Months Ended			0 Months Ended		1 Months Ended
	Aug. 31, 2010	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Aug. 31, 2014 CEHIL [Member] USD ($)	May 13, 2014 CEHIL [Member]	May 05, 2014 CEHIL [Member] USD ($)	Sep. 05, 2014 New Flourish [Member]	Sep. 05, 2014 SummitView [Member] CEHIL [Member] USD ($)	Sep. 05, 2014 SummitView [Member] CEHIL [Member] CNY	Sep. 05, 2014 Convertible Debt [Member] CEHIL [Member] USD ($)	Jun. 03, 2013 Class A Ordinary Shares [Member] USD ($)	Jun. 03, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($) item	Dec. 31, 2014 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member]	Aug. 05, 2010 Class A Ordinary Shares [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] CEHIL [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] New Flourish [Member]	May 05, 2014 Class A Ordinary Shares [Member] New Flourish [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] USD ($)	May 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] USD ($)	May 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] SummitView [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] SummitView [Member] CNY	Sep. 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] CNY	Sep. 05, 2014 Class A Ordinary Shares [Member] Convertible Debt [Member] CEHIL [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] Convertible Debt [Member] SummitView [Member]	Aug. 31, 2010 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary Shares [Member] USD ($) item	Dec. 31, 2013 Class B Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Number of American depositary shares issued	7,500,000
Number of shares offered by selling shareholders	3,177,207
Equivalent number of shares for each American depositary share																			2
Par value of ordinary shares (in dollars per share)		$ 0.0001				$ 0.001										$ 0.0001															$ 0.0001	$ 0.0001
Conversion of convertible loans to ordinary shares									$ 31,692,000
Conversion of convertible loans to ordinary shares (in shares)							170,368,902	972,782,696		170,368,902	755,462,293	755,462,293								501,508,621	170,368,902	170,368,902	83,584,770						501,508,621	83,584,770	80,755,877
Number of votes per ordinary share																1	1															10
Conversion ratio for conversion of Class B ordinary shares into Class A ordinary shares																1	1
Shares issued		916,104,980	916,104,980			176,776,612										826,561,719	826,561,719	87,233,351														89,543,261	89,543,261
Shares outstanding		916,104,980	916,104,980			176,776,612										826,561,719	826,561,719	87,233,351														89,543,261	89,543,261
Stock Issued During Period, Shares, New Issues														30,801,128	30,801,128			30,801,128
Total purchase consideration of shares issued and sold				129,772,000			5,779,000							21,000,000	128,035,000
Amount received for issuance and sale of shares				62,706,000										10,000,000	60,969,000											10,000,000	60,969,000
Amount outstanding in connection of shares issued and sold																11,000,000	67,066,000							11,000,000	67,066,000	11,000,000	67,066,000	67,066,000
Amount of debt converted											$ 36,692,000	224,517,000	$ 31,692,000										$ 5,000
Number of shares surrendered																								16,133,925	16,133,925